UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Teucrium ETFs

Teucrium Agricultural Strategy No K-1 ETF (TILL)

Teucrium AiLA Long-Short Agriculture Strategy ETF (OAIA)

Teucrium AiLA Long-Short Base Metals Strategy ETF (OAIB)

ANNUAL REPORT

April 30, 2023

Teucrium ETFs

Table of Contents

Management Discussions of Fund Performance (Unaudited)	2
Shareholder Expense Example (Unaudited)	8
Performance Overview (Unaudited)	10
Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments	12
Consolidated Schedule of Open Futures Contracts	13
Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments	14
Consolidated Schedule of Open Futures Contracts	15
Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Investments	16
Consolidated Schedule of Open Futures Contracts	17
Consolidated Statements of Assets and Liabilities	18
Consolidated Statements of Operations	19
Consolidated Statement of Changes in Net Assets	20
Consolidated Financial Highlights	23
Notes to Consolidated Financial Statements	26
Report of Independent Registered Public Accounting Firm	38
Board Consideration And Approval of Advisory Agreement (Unaudited)	40
Supplemental Information (Unaudited)	41
Review of Liquidity Risk Management Program (Unaudited)	42
Board of Trustees and Officers (Unaudited)	43
Privacy Policy (Unaudited)	45

Teucrium Agricultural Strategy No K-1 ETF (Ticker: TILL)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited)

Market Review

TILL was seeded on May 16, 2022, and launched on May 17, 2022. The ETF is actively managed and seeks capital appreciation by primarily investing in agricultural commodity futures contracts traded on the Chicago Board of Trade (CBOT) or Intercontinental Exchange Inc. (ICE). Throughout the 12-month period, the ETF’s performance has been influenced by various factors impacting the agricultural sector. One significant factor is the volatility of commodity prices. Fluctuations in crop prices, such as corn, wheat, and soybeans, can have a substantial impact on the performance of the ETF since it focuses on agricultural commodities. The ETF’s performance has also been shaped by global supply and demand dynamics. Factors such as weather conditions, geopolitical events, trade policies, and shifts in consumer preferences for agricultural products can all impact the demand and supply of agricultural commodities. Changes in these dynamics can influence the performance of the ETF and the underlying agricultural assets it holds.

It’s important to note that the agricultural sector, like any other sector, is subject to cyclical trends. The ETF’s performance over the past 12 months reflects a combination of periods of price declines and brief periods of recovery. The negative returns indicate that the challenges and downward pressure on agricultural commodities outweighed the positive factors during this period.

Performance Discussion

Performance ending April 30, 2023	3 Month Total Return	6 Month Total Return	9 Month Total Return	YTD Calendar Total Return	Since Inception (5/16/2022)
Teucrium Agricultural Strategy No K-1 ETF - NAV	-0.54%	-1.08%	1.99%	-1.15%	-12.37%
Teucrium Agricultural Strategy No K-1 ETF - Market Price	-0.71%	-1.05%	1.54%	-1.21%	-12.40%
Bloomberg Commodity Index Total Return Index	-5.61%	-5.86%	-11.70%	-6.07%	-17.50%

The Teucrium Agricultural Strategy No K-1 ETF has experienced a mix of positive and negative performance over various time periods, as compared to the Bloomberg Commodity Index Total Return Index (“BCOM”).

Over the past three months, the ETF’s net asset value (NAV) declined by -0.54%, while its market price decreased by -0.71%. This indicates a relatively modest decline in value during this period. Investors should note that the ETF’s performance was better than BCOM, which suffered larger losses of -5.61% over the same timeframe. The performance differences between the ETF and the benchmark can be attributed to the notable differences in constituents. BCOM is comprised of 33 commodity futures contracts across various sectors, while the ETF holds four equally weighted commodities futures contracts providing exposure to corn, wheat, soybeans, and sugar.

Examining the six-month performance, the ETF’s NAV and market price both declined by -1.08% and -1.05%, respectively. Although these returns indicate a slight decrease in value, they once again outperformed BCOM, which experienced greater losses of -5.86% during the same period.

Looking at the nine-month performance, the ETF showed a positive turnaround, with gains of 1.99% in NAV and 1.54% in market price. This indicates a recovery in the ETF’s value during this timeframe, suggesting a potential improvement in the underlying agricultural sector. However, it’s important to note that the ETF’s performance still falls short of offsetting the losses incurred in earlier periods.

In terms of the year-to-date (YTD) performance, the ETF experienced a negative return of -1.15% in NAV and -1.21% in market price. Although these figures show a slight decline, they are relatively small compared to the losses incurred by BCOM, which amounted to -6.07% YTD.

When considering the performance of the ETF since its inception on May 16, 2022, the annualized returns stand at -12.37% for NAV and -12.40% for market price. In comparison to BCOM, the Teucrium Agricultural Strategy No K-1 ETF has outperformed in all time periods.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost.

Teucrium Agricultural Strategy No K-1 ETF (Ticker: TILL)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited) (Continued)

For the most recent month-end performance, please call (802) 540-0019. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

It’s important for investors to consider the underlying factors driving the performance of the agricultural sector and the ETF itself. Factors such as weather conditions, global supply and demand dynamics, and government policies can significantly impact the performance of agricultural investments. Investors should carefully assess the risks and potential returns based on their investment objectives and seek professional advice if needed.

Portfolio Activity and Constituent Performance

TILL’s portfolio is comprised of four equally weighted commodity futures: corn, wheat, soybeans, and sugar. The portfolio is rebalanced monthly to maintain approximately a 25% allocation to each commodity future contracts. Since its inception, the fund has conducted 12 roll/rebalances.

The constituent analysis of TILL holdings displays a diverse range of performance for the year, as indicated by their 1-year annualized returns. Rolling 1st Month Corn experienced a positive return of 6.24%, indicating growth in the corn market. Rolling 1st Month Wheat suffered a significant decline of -58.34%, reflecting a challenging year for the wheat market due to improved weather conditions, larger ending stock inventory, and global political conditions. Rolling 1st Month Soybeans demonstrated solid performance with a 28.12% return, highlighting the market’s resilience and growth. Rolling 1st Month Sugar had the strongest performance among the four, with a remarkable return of 68.45%, indicating a surge in the sugar market due to increased demand, reduced supply, and favorable market conditions.

The 1-year total returns for the three sub-indexes within the BCOM Index show negative performance across all components. The BCOM Industrial Metal Sub Index and BCOM Agriculture Sub Index, each constituting 35% of BCOM, have declines of -10.56% and -10.53%, respectively. The BCOM Energy Sub Index, accounting for 30% of BCOM, has experienced the most significant drop in value, with a -37.28% return. This overall negative performance could be attributed to market volatility, global economic conditions, or industry-specific challenges.

Investing Outlook

The performance of the Teucrium Agricultural Strategy No K-1 ETF in the next 12 months is influenced by various factors that can impact the agricultural sector and, consequently, the ETF itself. Predicting future market movements is inherently uncertain, but we can consider potential factors and trends that may shape the ETF’s performance. These factors include global supply and demand dynamics, commodity prices, macroeconomic factors, trade policy and regulatory developments, and global economic recovery.

Investors considering this ETF should undertake a careful assessment of its historical performance, investment strategy, and their own risk tolerance before making any investment decisions. By considering these factors, investors can better evaluate the potential risks and rewards associated with investing in the Teucrium Agricultural Strategy No K-1 ETF.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an index.

Fund Risks: TILL is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. TILL is a commodity pool regulated by the CFTC. Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium AiLA Long-Short Agriculture Strategy ETF (Ticker: OAIA)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited)

Market Review

OAIA was seeded on December 19, 2022 and launched on December 20, 2022, resulting in a limited trading period before the end of the reporting period. This passively managed fund aims to track the total return performance of the AiLA-S033 Market Neutral Absolute Return Index (“AiLA-S033”) before fees and expenses. The index represents a portfolio of agricultural commodities futures contracts, using a long/short trading strategy to achieve market-neutral exposure to the global agriculture market. Notably, the index held an all-cash position from the Fund’s inception until the end of 2022.

Performance Discussion

Performance ending April 30, 2023	1 Month Total Return	3 Month Total Return	YTD Calendar Total Return	Since Inception (12/19/2022)
Teucrium AiLA Long-Short Agriculture Strategy ETF - NAV	-6.04%	-11.22%	-11.95%	-11.88%
Teucrium AiLA Long-Short Agriculture Strategy ETF - Market Price	-5.98%	-11.34%	-12.30%	-11.98%
AiLA-S033 Index	-6.26%	-11.77%	-12.63%	-12.63%
Bloomberg Commodity Index Total Return Index	-0.75%	-5.61%	-6.07%	-4.97%

The Teucrium AiLA Long-Short Agriculture Strategy ETF has experienced considerable declines in performance across various time periods. Over the past month, the ETF’s net asset value (NAV) recorded a negative return of -6.04%, while the market price declined by -5.98%. These figures indicate a substantial decrease in value over a relatively short period. It’s important to note that the ETF’s performance was better than the AiLA-S033 Index, which experienced a decline of -6.26% during the same period.

Looking at the three-month performance, the ETF exhibited further negative returns. The NAV declined by -11.22%, while the market price decreased by -11.34%. These figures suggest a continued downward trend in the ETF’s value over this timeframe. The AiLA-S033 Index also experienced a similar decline of -11.77% during the same three-month period.

In terms of the year-to-date (YTD) performance, the ETF’s NAV and market price both recorded a negative return of -11.95% and -12.30% respectively. These figures highlight the substantial losses incurred by the ETF since the beginning of the year. The AiLA-S033 Index also experienced a similar negative return of -12.63% YTD.

Considering the performance since the ETF’s inception on December 19, 2022, the annualized returns stand at -11.88% for the NAV and -11.98% for the market price. These figures indicate a challenging performance since the ETF’s launch, reflecting significant declines in value over this period.

Comparing the ETF’s performance to the Bloomberg Commodity Index Total Return Index, the ETF has underperformed across the various timeframes provided. While both the ETF and the index experienced negative returns, the ETF’s declines were more pronounced. This suggests that the ETF’s long-short agriculture strategy has not been able to mitigate the losses to the same extent as the broader commodity index.

Portfolio Activity

Despite its recent debut, OAIA has closely tracked its benchmark index, AiLA-S033, with a minor negative absolute tracking error. This tracking error can be attributed to the fund’s low initial AUM values and the size of the underlying commodity futures contracts.

It’s also worth noting that the provided information is limited to the performance ending on April 30, 2023.

Teucrium AiLA Long-Short Agriculture Strategy ETF (Ticker: OAIA)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited) (Continued)

Investing Outlook

The Teucrium AiLA Long-Short Agriculture Strategy ETF’s performance in the next 12 months will be influenced by a range of factors that can impact both the agricultural sector and the ETF itself. Predicting future market movements is inherently uncertain, but we can examine potential factors and trends that may shape the ETF’s performance.

Several key factors come into play, including market conditions, the ETF’s long-short strategy, and the dynamics of the agricultural sector. These dynamics encompass aspects such as Global Supply and Demand Dynamics, Commodity Prices, Macroeconomic Factors, Trade Policy and Regulatory Developments, and Global Economic Recovery.

Investors considering this ETF should undertake a careful assessment of its historical performance, investment strategy, and their own risk tolerance before making any investment decisions. By considering these factors, investors can better evaluate the potential risks and rewards associated with investing in the Teucrium AiLA Long-Short Agriculture Strategy ETF.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S033 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing agricultural commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”) to provide exposure to the global agriculture market.

It is not possible to invest directly in an index.

Fund Risks:

OAIA is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. OAIA is a commodity pool regulated by the CFTC.

OAIA short selling involves the sale of commodities. The short seller profits if the commodity’s price declines. If a shorted commodity increases in value, a higher price must be paid to cover the short sale, resulting in a loss. The amount the Fund could lose on a short sale is theoretically unlimited.

OAIA employs a “passive management” approach that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index. There is no guarantee that the Fund will achieve a high degree of correlation to the underlying Index and therefore achieve its investment objective. Differences in timing of trades and valuation as well as fees and expenses, may cause the fund to not exactly replicate the index known as tracking error.

Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium AiLA Long-Short Base Metals Strategy ETF (Ticker: OAIB)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited)

Market Review

The ETF was successfully seeded on April 4, 2023 and launched on April 5, 2023, resulting in a limited operating history of less than one month. The OAIB seeks to track the total return performance, before fees and expenses, of the AiLA-S022 Market Neutral Absolute Return Index (“AiLA-S022”, or the “Index”). The ETF is designed to track the performance of a portfolio of base metals commodities futures contracts, providing absolute returns through implementing a long/short trading strategy, aiming to achieve market-neutral exposure to the global metals market.

The AiLA-S022 Market Neutral Absolute Return Index is based on a rules-based index methodology developed and maintained by AiLA Indices, the Fund’s index provider. The portfolio tracked by the Index typically consists of between one and six standardized base metals commodities futures contracts traded on either the Chicago Mercantile Exchange (CME) or London Metal Exchange Inc. (LME), focusing on the following commodities: aluminum, copper, lead, and zinc, each of which is traded on either the CME or LME, and nickel and tin, each of which is traded on the LME (collectively referred to as “Component Futures Contracts”).

Performance Discussion

Performance ending April 30, 2023	Since Inception Annualized (4/4/2023)
Teucrium AiLA Long-Short Base Metals Strategy ETF - NAV	1.45%
Teucrium AiLA Long-Short Base Metals Strategy ETF - Market Price	1.50%
AILA-S022 Index	1.26%
Bloomberg Commodity Index Total Return Index	-1.74%

The Teucrium AiLA Long-Short Base Metals Strategy ETF has shown positive performance ending on April 30, 2023, as indicated by its net asset value (NAV) of 1.45% and market price of 1.50%. This suggests an increase in value over the specified period. The ETF’s performance has also been better than the AiLA-S022 Index, which recorded a lower return of 1.26%.

It’s worth noting that the positive performance of the ETF contrasts with the negative return of the Bloomberg Commodity Index Total Return Index, which registered a decline of -1.74%. This indicates that the ETF has outperformed the broader commodity market during this timeframe.

Portfolio Activity and Constituent Performance

The Teucrium AiLA Long-Short Base Metals Strategy ETF focuses on base metals, and its positive performance may be attributed to various factors affecting this sector. Factors such as increased demand from infrastructure projects, global economic growth, and supply constraints can contribute to the positive performance of base metals.

Investors should note that the provided information is limited to the performance ending on April 30, 2023, and does not provide a comprehensive picture of the ETF’s long-term performance. To make informed investment decisions, it’s essential to consider additional factors such as the ETF’s performance over different time periods, market trends, the underlying strategy, and potential risks associated with base metals and the broader commodity market.

Investing Outlook

The Teucrium AiLA Long-Short Base Metals Strategy ETF’s performance in the next 12 months will be influenced by several factors that can impact the base metals sector and, consequently, the ETF itself. Predicting future market movements is inherently uncertain, but we can consider potential factors and trends that may shape the ETF’s performance.

Teucrium AiLA Long-Short Base Metals Strategy ETF (Ticker: OAIB)

Management Discussion of Fund Performance

April 30, 2023 (Unaudited) (Continued)

The demand for base metals is being driven by infrastructure projects, electric vehicles, and renewable energy initiatives. Governments’ focus on infrastructure development and the global shift towards clean energy sources are expected to contribute to long-term growth in demand for base metals. However, the availability of base metals may be affected by supply constraints and production challenges, which could lead to upward pressure on prices.

It is important to note that the ETF’s performance is subject to various factors, including but not limited to price volatility, the index’s long-short strategy, economic conditions, trade and regulatory policies, as well as general geopolitical factors. Considering these factors is crucial in assessing the potential risks and returns associated with investing in the Teucrium AiLA Long-Short Base Metals Strategy ETF.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S022 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing industrial metal commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or London Metals Exchange (“LME”) to provide exposure to the Industrial Metals market.

It is not possible to invest directly in an index.

Fund Risks:

OAIB is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. OAIB is a commodity pool regulated by the CFTC. OAIB is new and has limited operating history.

OAIB short selling involves the sale of commodities. The short seller profits if the commodity’s price declines. If a shorted commodity increases in value, a higher price must be paid to cover the short sale, resulting in a loss. The amount the Fund could lose on a short sale is theoretically unlimited.

OAIB employs a “passive management” approach that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index. There is no guarantee that the Fund will achieve a high degree of correlation to the underlying Index and therefore achieve its investment objective. Differences in timing of trades and valuation as well as fees and expenses, may cause the fund to not exactly replicate the index known as tracking error.

Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2022 to April 30, 2023), except in the footnotes noted below.

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Teucrium Agricultural Strategy No K-1 ETF
Actual	$ 1,000.00	$ 989.20	0.89%	$ 4.39
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46

(1)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days since inception, 181, and divided by the number of days in the most recent twelve-month period, 365 days.

	Hypothetical Account Value 11/1/22	Beginning Account Value 12/19/22^	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During the Period
Teucrium AiLA Long-Short Agriculture Strategy ETF
Actual	N/A	$ 1,000.00	$ 881.20	1.49%	$ 5.11(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,017.41	1.49%	$ 7.45(2)

(^)	Fund commenced operations on December 19, 2022.

(1)

Actual Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days since inception, 133, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Teucrium ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Hypothetical Account Value 11/1/22	Beginning Account Value 4/4/23^	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During the Period
Teucrium AiLA Long-Short Base Metals Strategy ETF
Actual	N/A	$ 1,000.00	$ 1,014.50	1.49%	$ 1.11(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,017.41	1.49%	$ 7.45(2)

(^)	Fund commenced operations on April 4, 2023.

(1)

Actual Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days since inception, 27, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Teucrium ETFs

Performance Overview

April 30, 2023 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2023)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2023
Total Returns	Since Commencement[1]
Teucrium Agricultural Strategy No K-1 ETF —NAV	-12.37%
Teucrium Agricultural Strategy No K-1 ETF —Market	-12.40%
Bloomberg Commodity Index Total Return Index	-17.50%

[1]	The Fund commenced operations on May 16, 2022.

The Fund’s net expense ratio is 0.89%.

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2023)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2023
Total Returns	Since Commencement[1]
Teucrium AiLA Long-Short Agriculture Strategy ETF — NAV	-11.88%
Teucrium AiLA Long-Short Agriculture Strategy ETF — Market	-11.98%
AiLA-S033 Market Neutral Absolute Return Index	-12.63%
Bloomberg Commodity Index Total Return Index	-4.97%

[1]	The Fund commenced operations on December 19, 2022.

The Fund’s net expense ratio is 1.49%.

Teucrium ETFs

Performance Overview

April 30, 2023 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2023)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2023
Total Returns	Since Commencement[1]
Teucrium AiLA Long-Short Base Metals Strategy ETF —NAV	1.45%
Teucrium AiLA Long-Short Base Metals Strategy ETF —Market	1.50%
AiLA-S022 Market Neutral Absolute Return Index	1.26%
Bloomberg Commodity Index Total Return Index	-1.74%

[1]	The Fund commenced operations on April 4, 2023.

The Fund’s net expense ratio is 1.49%.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (802) 540-0019. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S033 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing agricultural commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”) to provide exposure to the global agriculture market.

The AiLA-S022 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing industrial metal commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or London Metals Exchange (“LME”) to provide exposure to the Industrial Metals market.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Schedule of Investments

April 30, 2023

	Shares	Value
SHORT-TERM INVESTMENTS — 93.4%
Money Market Funds — 93.4%
First American Government Obligations Fund - Class X, 4.73% (a)	80,441,326	$80,441,326
TOTAL SHORT-TERM INVESTMENTS (Cost $80,441,326)		80,441,326

Total Investments (Cost $80,441,326) — 93.4%		80,441,326
Other assets and liabilities, net — 6.6%		5,676,491
TOTAL NET ASSETS — 100.0%		$86,117,817

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of April 30, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2023

Description	Number of Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Corn Futures (a)	775	December 2023	$20,450,312	$(3,499,255)
Soybean Futures (a)	331	November 2023	20,910,925	(1,959,251)
Sugar No. 11 Futures (a)	852	October 2023	24,819,782	8,489,809
Wheat Futures (a)	625	July 2023	19,804,688	(5,624,353)
				$(2,593,050)

(a)	All or a portion of this security is held by TILL Cayman.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Schedule of Investments

April 30, 2023

	Shares	Value
SHORT-TERM INVESTMENTS — 94.2%
Money Market Funds — 94.2%
First American Government Obligations Fund - Class X, 4.73% (a)	6,228,930	$6,228,930
TOTAL SHORT-TERM INVESTMENTS (Cost $6,228,930)		6,228,930

Total Investments (Cost $6,228,930) — 94.2%		6,228,930
Other assets and liabilities, net — 5.8%		380,321
TOTAL NET ASSETS — 100.0%		$6,609,251

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of April 30, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2023

Description	Number of Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Soybean Futures (a)	18	July 2023	$1,277,325	$(5,486)
Soybean Futures (a)	6	September 2023	385,425	2,755
Soybean Futures (a)	9	November 2023	568,575	(13,905)
Soybean Futures (a)	1	March 2024	63,537	459
Soybean Futures (a)	3	May 2024	191,100	865
Soybean Oil Futures (a)	2	July 2023	62,004	(1,158)
Soybean Oil Futures (a)	2	August 2023	61,704	(1,734)
Soybean Oil Futures (a)	2	September 2023	61,272	(1,627)
Soybean Oil Futures (a)	2	October 2023	60,684	(1,561)
Soybean Oil Futures (a)	2	December 2023	60,324	(1,158)
Soybean Oil Futures (a)	2	January 2024	60,168	(1,165)
Soybean Oil Futures (a)	3	March 2024	90,090	(1,942)
Soybean Oil Futures (a)	2	May 2024	59,976	(883)
Wheat Futures (a)	16	July 2023	507,000	(22,804)
Wheat Futures (a)	16	September 2023	516,000	(27,479)
Wheat Futures (a)	1	December 2023	33,125	221
Wheat Futures (a)	3	March 2024	101,138	(5,248)
Wheat Futures (a)	5	May 2024	169,813	(4,704)
				(86,554)
Short Contracts
Cocoa Futures (a)	(11)	July 2023	(323,070)	(7,677)
Cocoa Futures (a)	(3)	December 2023	(87,810)	(3,030)
Cocoa Futures (a)	(3)	May 2024	(86,370)	(490)
Sugar No. 11 Futures (a)	(14)	July 2023	(413,168)	(26,222)
Sugar No. 11 Futures (a)	(9)	October 2023	(262,181)	(18,320)
Sugar No. 11 Futures (a)	(9)	March 2024	(257,645)	(14,131)
Sugar No. 11 Futures (a)	(10)	May 2024	(265,664)	(8,479)
				(78,349)
				$(164,903)

(a)	All or a portion of this security is held by OAIA Cayman.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Schedule of Investments

April 30, 2023

	Shares	Value
SHORT-TERM INVESTMENTS — 95.0%
Money Market Funds — 95.0%
First American Government Obligations Fund - Class X, 4.73% (a)	4,818,349	$4,818,349
TOTAL SHORT-TERM INVESTMENTS (Cost $4,818,349)		4,818,349

Total Investments (Cost $4,818,349) — 95.0%		4,818,349
Other assets and liabilities, net — 5.0%		254,317
TOTAL NET ASSETS — 100.0%		$5,072,666

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of April 30, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2023

Description	Number of Contracts Purchased (Sold)	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
LME Copper Futures (a)(b)	7	June 2023	$1,503,775	$(40,343)
LME Copper Futures (a)(b)	18	December 2023	3,871,350	(115,514)
LME Lead Futures (a)(b)	16	June 2023	859,200	9,831
LME Lead Futures (a)(b)	6	December 2023	323,625	3,499
LME Primary Aluminum Futures (a)(b)	36	June 2023	2,109,600	(13,326)
LME Primary Aluminum Futures (a)(b)	24	December 2023	1,450,650	(4,536)
LME Tin Futures (a)(b)	1	June 2023	131,090	(16)
LME Zinc Futures (a)(b)	4	June 2023	264,475	(18,950)
LME Zinc Futures (a)(b)	5	December 2023	332,031	(19,029)
				(198,384)
Short Contracts
LME Copper Futures (a)(b)	(13)	June 2023	(2,792,725)	92,400
LME Copper Futures (a)(b)	(12)	December 2023	(2,580,900)	88,138
LME Primary Aluminum Futures (a)(b)	(36)	June 2023	(2,109,600)	778
LME Primary Aluminum Futures (a)(b)	(20)	December 2023	(1,208,875)	(515)
LME Zinc Futures (a)(b)	(4)	June 2023	(264,475)	14,350
LME Zinc Futures (a)(b)	(5)	December 2023	(332,031)	13,400
				208,551
				$10,167

LME - London Metal Exchange

(a)	All or a portion of this security is held by OAIB Cayman.

(b)

LME futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Consolidated Statements of Assets and Liabilities

April 30, 2023

	Teucrium Agricultural Strategy No K-1 ETF	Teucrium AiLA Long- Short Agriculture Strategy ETF	Teucrium AiLA Long- Short Base Metals Strategy ETF
Assets
Investments, at value (cost $80,441,326, $6,228,930, and $4,818,349, respectively)	$80,441,326	$6,228,930	$4,818,349
Deposits at broker for futures contracts	5,260,847	326,369	234,532
Variation margin on futures contracts, net	156,775	35,849	—
Interest receivable	322,282	24,985	13,947
Receivable for unsettled open futures contracts	—	—	222,396
Total assets	86,181,230	6,616,133	5,289,224

Liabilities
Payable to Adviser, net	63,413	6,882	4,329
Payable for unsettled open futures contracts	—	—	212,229
Total liabilities	63,413	6,882	216,558
Net Assets	$86,117,817	$6,609,251	$5,072,666

Net Assets Consists of:
Paid-in capital	$85,093,951	$6,559,171	$5,015,860
Total distributable earnings (accumulated losses)	1,023,866	50,080	56,806
Net Assets	$86,117,817	$6,609,251	$5,072,666

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,475,000	300,000	200,000
Net Asset Value, redemption price and offering price per share	$34.80	$22.03	$25.36

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Consolidated Statements of Operations

For the Period Ended April 30, 2023

	Teucrium Agricultural Strategy No K-1 ETF(1)	Teucrium AiLA Long- Short Agriculture Strategy ETF(2)	Teucrium AiLA Long- Short Base Metals Strategy ETF(3)
Investment Income
Interest income	$2,174,921	$77,299	$13,947
Total investment income	2,174,921	77,299	13,947

Expenses
Investment advisory fees	984,155	27,820	4,510
Less reimbursement by Adviser	(398,238)	(1,136)	(181)
Net expenses	585,917	26,684	4,329
Net investment income	1,589,004	50,615	9,618

Realized and Unrealized Gain (Loss) on Open Futures Contracts
Net realized gain (loss) on open futures contracts	2,648,379	(553,571)	37,021
Net change in unrealized appreciation (depreciation) on open futures contracts	(2,593,050)	(164,903)	10,167
Net realized and unrealized gain (loss)	55,329	(718,474)	47,188
Net increase (decrease) in net assets from operations	$1,644,333	$(667,859)	$56,806

(1)	The Fund commenced operations on May 16, 2022.

(2)	The Fund commenced operations on December 19, 2022.

(3)	The Fund commenced operations on April 4, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Statement of Changes in Net Assets

Period Ended April 30, 2023(1)
From Operations
Net investment income	$1,589,004
Net realized gain on open futures contracts	2,648,379
Net change in unrealized appreciation/depreciation on open futures contracts	(2,593,050)
Net increase in net assets resulting from operations	1,644,333

From Distributions
Distributable earnings	(620,467)
Total distributions	(620,467)

From Capital Share Transactions
Proceeds from shares sold	87,710,569
Cost of shares redeemed	(2,616,618)
Net increase in net assets resulting from capital share transactions	85,093,951

Total Increase in Net Assets	86,117,817

Net Assets
Beginning of period	—
End of period	$86,117,817

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	2,550,000
Shares redeemed	(75,000)
Shares outstanding, end of period	2,475,000

(1)	The Fund commenced operations on May 16, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Statement of Changes in Net Assets

Period Ended April 30, 2023(1)
From Operations
Net investment income	$50,615
Net realized loss on open futures contracts	(553,571)
Net change in unrealized appreciation/depreciation on open futures contracts	(164,903)
Net decrease in net assets resulting from operations	(667,859)

From Capital Share Transactions
Proceeds from shares sold	8,516,625
Cost of shares redeemed	(1,239,515)
Net increase in net assets resulting from capital share transactions	7,277,110

Total Increase in Net Assets	6,609,251

Net Assets
Beginning of period	—
End of period	$6,609,251

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	350,000
Shares redeemed	(50,000)
Shares outstanding, end of period	300,000

(1)	The Fund commenced operations on December 19, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Statement of Changes in Net Assets

Period Ended April 30, 2023(1)
From Operations
Net investment income	$9,618
Net realized gain on open futures contracts	37,021
Net change in unrealized appreciation/depreciation on open futures contracts	10,167
Net increase in net assets resulting from operations	56,806

From Capital Share Transactions
Proceeds from shares sold	5,015,860
Net increase in net assets resulting from capital share transactions	5,015,860

Total Increase in Net Assets	5,072,666

Net Assets
Beginning of period	—
End of period	$5,072,666

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	200,000
Shares outstanding, end of period	200,000

(1)	The Fund commenced operations on April 4, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$40.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.85
Net realized and unrealized gain (loss)	(5.79	)(7)
Total from investment operations	(4.94)

Less distributions paid:
From net investment income	(0.26)
Total distributions paid	(0.26)

Net Asset Value, End of Period	$34.80

Total return, at NAV(3)(5)	-12.37%
Total return, at Market(4)(5)	-12.40%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$86,118

Ratio of expenses to average net assets before waivers(6)(8)	1.58%
Ratio of expenses to average net assets after waivers(6)(8)	0.94%
Ratio of net investment income (loss) to average net assets after waivers(6)(8)	2.56%
Portfolio turnover rate (5)	0%

(1)	The Fund commenced operations on May 16, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(8)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.25
Net realized and unrealized gain (loss)	(3.22)
Total from investment operations	(2.97)

Net Asset Value, End of Period	$22.03

Total return, at NAV(3)(5)	-11.88%
Total return, at Market(4)(5)	-11.98%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$6,609

Ratio of expenses to average net assets before waivers(6)(7)	1.55%
Ratio of expenses to average net assets after waivers(6)(7)	1.49%
Ratio of net investment income (loss) to average net assets after waivers(6)(7)	2.83%
Portfolio turnover rate(5)	0%

(1)	The Fund commenced operations on December 19, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss)	0.30
Total from investment operations	0.36

Net Asset Value, End of Period	$25.36

Total return, at NAV(3)(5)	1.45%
Total return, at Market(4)(5)	1.50%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,073

Ratio of expenses to average net assets before waivers(6)(7)	1.55%
Ratio of expenses to average net assets after waivers(6)(7)	1.49%
Ratio of net investment income (loss) to average net assets after waivers(6)(7)	3.31%
Portfolio turnover rate(5)	0%

(1)	The Fund commenced operations on April 4, 2023.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023

1.	ORGANIZATION

The Teucrium ETFs are a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Fund Name	Ticker	Commencement of Operations
Teucrium Agricultural Strategy No K-1 ETF (“TILL ETF”)	TILL	May 16, 2022
Teucrium AiLA Long-Short Agriculture Strategy ETF (“OAIA ETF”)	OAIA	December 19, 2022
Teucrium AiLA Long-Short Base Metals Strategy ETF (“OAIB ETF”)	OAIB	April 4, 2023

TILL ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”).

OAIA ETF is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the AiLA-S033 Market Neutral Absolute Return Index, and is designed to track the performance of a portfolio of agricultural commodities futures contracts designed to provide absolute returns through the implementation of a long/short trading strategy used to seek to achieve market neutral exposure to the global agriculture market.

OAIB ETF is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the AiLA-S022 Market Neutral Absolute Return Index, and is designed to track the performance of a portfolio of base metals commodities futures contracts designed to provide absolute returns through the implementation of a long/short trading strategy used to seek to achieve market neutral exposure to the global metals market.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Teucrium Investment Advisors, LLC (the “Adviser”), the Funds’ Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Consolidation of Subsidiary

The Funds expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). The Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities futures. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities futures to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiaries were as follows:

Fund	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Net Assets
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	$5,265,716	6.11%
Teucrium AiLA Long-Short Agriculture Strategy ETF	OAIA Cayman	$326,479	4.94%
Teucrium AiLA Long-Short Base Metals Strategy ETF	OAIB Cayman	$163,227	3.22%

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability,

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, are as follows:

Teucrium Agricultural Strategy No K-1 ETF	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$80,441,326	$—	$—	$80,441,326
Total Investments - Assets	$80,441,326	$—	$—	$80,441,326

Other Financial Instruments*
Open Futures Contracts	$(2,593,050)	$—	$—	$(2,593,050)

Teucrium AiLA Long-Short Agriculture Strategy ETF	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$6,228,930	$—	$—	$6,228,930
Total Investments - Assets	$6,228,930	$—	$—	$6,228,930

Other Financial Instruments*
Open Long Futures Contracts	$(86,554)	$—	$—	$(86,554)
Open Short Futures Contracts	(78,349)	—	—	(78,349)
Open Futures Contracts	$(164,903)	$—	$—	$(164,903)

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

Teucrium AiLA Long-Short Base Metals Strategy ETF	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$4,818,349	$—	$—	$4,818,349
Total Investments - Assets	$4,818,349	$—	$—	$4,818,349

Other Financial Instruments*
Open Long Futures Contracts	$(198,384)	$—	$—	$(198,384)
Open Short Futures Contracts	208,551	—	—	208,551
Open Futures Contracts	$10,167	$—	$—	$10,167

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedules of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Interest income is accrued daily.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2023, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2023, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At April 30, 2023, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Futures

The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-London Metal Exchange commodity futures contracts depending upon whether unrealized gains or losses are incurred. For London Metal Exchange (“LME”) contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Operations. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.

TILL ETF’s holdings consist of four commodities futures holdings, one in each of the following commodities: corn, wheat, soybeans, and sugar. The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each commodity.

OAIA ETF’s holdings may consist of the following commodities futures contracts: corn, soybeans, soybean meal, soybean oil, wheat, arabica coffee, cotton, NY cocoa and #11 sugar.

OAIB ETF may trade aluminum, copper, lead and zinc commodity futures contracts on either the Chicago Mercantile Exchange (“CME”) or London Metal Exchange (“LME”) and nickel and tin, each of which is traded on LME. For settlement of futures contracts traded on the LME, cash is not transferred until the settled futures contracts expire.

The average monthly notional amount of futures contracts during the period ended April 30, 2023 was:

	Long Commodity Risk Futures Contracts	Short Commodity Risk Futures Contracts
Teucrium Agricultural Strategy No K-1 ETF	$65,081,005	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	2,292,445	(903,466)
Teucrium AiLA Long-Short Base Metals Strategy ETF	10,845,796	(9,288,606)

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of April 30, 2023:

		Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium Agricultural Strategy No K-1 ETF	Commodity Risk Futures Contracts	Variation margin on futures contracts, net	$156,775	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	Commodity Risk Futures Contracts	Variation margin on futures contracts, net	35,849	—
Teucrium AiLA Long-Short Base Metals Strategy ETF	Commodity Risk Futures Contracts	Receivable/(Payable) for unsettled open futures contracts	222,396	(212,229)

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the period ended April 30, 2023:

		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
Teucrium Agricultural Strategy No K-1 ETF	Commodity Risk Futures contracts	$2,648,379	$(2,593,050)
Teucrium AiLA Long-Short Agriculture Strategy ETF	Commodity Risk Futures contracts	(553,571)	(164,903)
Teucrium AiLA Long-Short Base Metals Strategy ETF	Commodity Risk Futures contracts	37,021	10,167

The risks of using futures contracts in the Funds include: the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

The following tables present the Funds’ gross Commodity Risk Futures contracts by counterparty, net of amounts available for offset under a master netting agreement, or similar arrangement, and the related collateral received or pledged by the Funds as of April 30, 2023:

Teucrium Agricultural Strategy No K-1 ETF

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Collateral Received	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$273,025	$(116,250)	$156,775	$—	$—	$156,775
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$273,025	$(116,250)	$156,775	$—	$—	$156,775

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$116,250	$(116,250)	$—	$—	$—	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$116,250	$(116,250)	$—	$—	$—	$—

Teucrium AiLA Long-Short Agriculture Strategy ETF

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Collateral Received	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$40,983	$(5,134)	$35,849	$—	$—	$35,849
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$40,983	$(5,134)	$35,849	$—	$—	$35,849

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts	Financial Instruments	Collateral Pledged	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$5,134	$(5,134)	$—	$—	$—	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$5,134	$(5,134)	$—	$—	$—	$—

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

Teucrium AiLA Long-Short Base Metals Strategy ETF

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Collateral Received	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$222,396	$—	$222,396	$(212,229)	$—	$10,167
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$222,396	$—	$222,396	$(212,229)	$—	$10,167

					Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
StoneX Financial, Inc.	Commodity Risk Futures Contracts	$212,229	$—	$212,229	$(212,229)	$—	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$212,229	$—	$212,229	$(212,229)	$—	$—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.49% of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

Fee Waiver Agreement

The Adviser contractually agreed to waive the unitary management fee it receives from the Funds in an amount equal to the management fee of 1.49% paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

Effective September 1, 2022, The Adviser contractually agreed to waive 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF until at least August 31, 2023. The waiver will remain in effect from year to year for successive one-year periods unless terminated sooner.

The Adviser waived the following amounts during the period ended April 30, 2023:

Teucrium Agricultural Strategy No K-1 ETF	$398,238
Teucrium AiLA Long-Short Agriculture Strategy ETF	1,136
Teucrium AiLA Long-Short Base Metals Strategy ETF	181

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the period ended April 30, 2023, was as follows:

Period Ended April 30, 2023
	Ordinary Income(1)	Long-Term Capital Gain
Teucrium Agricultural Strategy No K-1 ETF	$620,467	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	—	—
Teucrium AiLA Long-Short Base Metals Strategy ETF	—	—

(1)	Ordinary income includes short-term capital gains.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

At April 30, 2023, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Teucrium Agricultural Strategy No K-1 ETF	Teucrium AiLA Long-Short Agriculture Strategy ETF	Teucrium AiLA Long-Short Base Metals Strategy ETF
Federal Tax Cost of Investments	$80,441,326	$6,228,930	$4,818,349
Undistributed Ordinary Income	1,023,866	50,080	46,639
Other Accumulated Gain (Loss)	—	—	10,167
Total Distributable Earnings / (Accumulated Losses)	$1,023,866	$50,080	$56,806

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At April 30, 2023, the Funds’ fiscal period end, the Funds had no carryforward losses to be carried forward indefinitely to offset future realized capital gains. The Funds did not defer any later year losses or post-October losses for the fiscal period ended April 30, 2023.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to differing book and tax treatment of the Subsidiaries. For the fiscal period ended April 30, 2023, the following reclassifications were made for permanent tax differences on the Consolidated Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Teucrium Agricultural Strategy No K-1 ETF	$—	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	717,939	(717,939)
Teucrium AiLA Long-Short Base Metals Strategy ETF	—	—

6.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2023, there were no realized gains and losses from in-kind redemptions.

During the period ended April 30, 2023, there were no long-term purchases and sales of investments, creations in-kind or redemptions in-kind.

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2023 (Continued)

energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2023, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Teucrium ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Teucrium ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of Teucrium Agricultural Strategy No K-1 ETF, Teucrium AiLA Long-Short Agriculture Strategy ETF and Teucrium AiLA Long-Short Base Metals Strategy ETF (the “Funds”), each a series of Listed Funds Trust as of April 30, 2023, the related consolidated statements of operations, the consolidated statements of changes in net assets, the related notes, and the consolidated financial highlights for each of periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statement of Operations	Consolidated Statement of Changes in Net Assets	Consolidated Financial Highlights
Teucrium Agricultural Strategy No K-1 ETF	For the period from May 16, 2022 (commencement of operations) through April 30, 2023
Teucrium AiLA Long-Short Agriculture Strategy ETF	For the period from December 19, 2022 (commencement of operations) through April 30, 2023
Teucrium AiLA Long-Short Base Metals Strategy ETF	For the period from April 4, 2023 (commencement of operations) through April 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2023

Teucrium AiLA Long-Short Agriculture Strategy ETF

Teucrium AiLA Long-Short Base Metals Strategy ETF

Board Consideration And Approval of Advisory Agreement

(Unaudited)

At a meeting held on December 6 and 8, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Teucrium AiLA Long-Short Agriculture Strategy ETF and Teucrium AiLA Long-Short Base Metals Strategy ETF (each, a “Fund” and together, the “Funds).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval

As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser. In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, financial resources, experience, investment processes, quality control and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of the Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) each Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee reflects economies of scale to be shared with its respective Fund shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Board also considered other services to be provided by the Adviser to each Fund, including monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. Instead, the Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board considered that each Fund’s advisory fee consists entirely of the “unified fee” described below. The Board reviewed the proposed expense ratio for each Fund and compared the Fund’s expense ratio to its respective Category Peer Group (as defined below) as follows:

Teucrium AiLA Long-Short Agriculture Strategy ETF

Teucrium AiLA Long-Short Base Metals Strategy ETF

Board Consideration And Approval of Advisory Agreement

(Unaudited) (Continued)

Teucrium AiLA Long-Short Agriculture Strategy ETF: The Board noted that the expense ratio for the Fund was significantly higher than the median of the funds in the universe of Long-Short ETFs and Commodities Focused ETFs as reported by Morningstar (the “Category Peer Group”), but was within the range of expense ratios for the Category Peer Group. The Board also noted that, because the Category Peer Group included funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for most direct competitors as identified by the Adviser which are agriculture commodities futures ETFs.

Teucrium AiLA Long-Short Base Metals Strategy ETF: The Board noted that the expense ratio for the Fund was significantly higher than the median of the funds in the universe of Category Peer Group, but was within the range of expense ratios for the Category Peer Group. The Board also noted that, because the Category Peer Group included funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was also higher than expense ratios for most direct competitors as identified by the Adviser which are industrial base metals ETFs.

The Board noted the Adviser’s discussion of the characteristics that set each Fund apart from its peers and warrant a higher expense ratio, and agreed to monitor the Fund’s performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning a Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board considered the Adviser’s projected break-even point for each Fund or the level of each Fund’s assets under management at which the Adviser may earn revenue from its unitary fee in excess of the expenses necessary to operate the Fund on a day-to-day basis. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of the Funds’ proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.

Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each Fund and acknowledged that breakpoints might be warranted as the Fund’s assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. The Board stated that it would monitor fees as each Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Teucrium ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for each Fund may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at https://teucrium.com/etfs.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://teucrium.com/etfs.

Teucrium ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Teucrium ETFs

Board of Trustees and Officers

April 30, 2023 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-800-617-0004, or by visiting the Funds’ website at https://teucrium.com/etfs.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	58

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019)

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	58	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	58	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios)
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	58	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

Teucrium ETFs

Board of Trustees and Officers

April 30, 2023 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016)
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022 (Resigned, effective May 2023)	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022)
Jay S. Fitton Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023

Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus (2018 to 2019); Counsel, Drinker Biddle & Rather LLP (2016 to 2018).

Teucrium ETFs

Privacy Policy

April 30, 2023 (Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser:

Teucrium Investment Advisors, LLC
Three Main Street, Suite 215
Burlington, VT 05401

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2023	FYE 4/30/2022
Audit Fees	$54,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$19,500	N/A
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 4/30/2023	FYE 4/30/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2023	FYE 4/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

 2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/6/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/6/2023

*	Print the name and title of each signing officer under his or her signature.

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